Fair value measurement (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Assets
Investment securities	¥ 15,707,634	$ 2,197,579	¥ 15,901,573
Recurring basis
Assets
Restricted cash	2,634,589		3,239,613
Total assets	48,362,292		21,077,379
Recurring basis | Wealth management products
Assets
Short-term investments	24,465,240		1,934,820
Recurring basis | Listed equity securities
Assets
Investment securities	15,707,634		15,901,573
Recurring basis | Money market funds
Assets
Cash equivalents	5,554,829		1,373
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets
Total assets	21,262,463		15,902,946
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Listed equity securities
Assets
Investment securities	15,707,634		15,901,573
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets
Cash equivalents	5,554,829		1,373
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets
Restricted cash	2,634,589		3,239,613
Total assets	27,099,829		5,174,433
Recurring basis | Significant Other Observable Inputs (Level 2) | Wealth management products
Assets
Short-term investments	¥ 24,465,240		¥ 1,934,820